Victory World Equity Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Lipper Global Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.23%	9.09%	10.41%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	19.50%	10.67%	11.76%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.49%	8.66%	9.48%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.66%	8.11%	9.09%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	19.52%	10.72%	11.81%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	12.23%	9.06%	10.79%